******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23120
Reporting Period: 07/01/2019 - 06/30/2020
Stone Ridge Trust V

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-23120


Stone Ridge Trust V
(Exact name of registrant as specified in charter)


510 Madison Avenue, 21st Floor
New York, New York 10022
(Address of principal executive offices) (Zip code)


Stone Ridge Asset Management LLC
510 Madison Avenue, 21st Floor
New York, New York 10022
(Name and address of agent for service)


Registrant's telephone number, including area code: (855)-609-3680



Date of fiscal year end: February 28, 2021



Date of reporting period: July 1, 2019 to June 30, 2020


Item 1. Proxy Voting Record.

============== Stone Ridge Alternative Lending Risk Premium Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Stone Ridge Trust V


By (Signature and Title)* /s/ Ross Stevens
                          Ross Stevens, President, Chief Executive Officer and Principal Executive Officer


Date August 26, 2020


By (Signature and Title)* /s/ Anthony Zuco
                          Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer


Date August 27, 2020

* Print the name and title of each signing officer under his or her signature.